Quarterly Report
May 31, 2022
MFS®  Mid Cap Growth Fund
OTC-Q3

Portfolio of Investments
5/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.2%
Aerospace & Defense – 1.3%
Howmet Aerospace, Inc.	4,870,960	$174,234,239
Automotive – 2.2%
Copart, Inc. (a)	1,472,910	$168,692,382
LKQ Corp.	2,503,091	128,633,847
		$297,326,229
Brokerage & Asset Managers – 2.9%
Morningstar, Inc.	332,885	$85,561,432
NASDAQ, Inc.	1,416,130	219,868,344
Tradeweb Markets, Inc.	1,368,758	92,541,728
		$397,971,504
Business Services – 10.7%
Clarivate PLC (a)	9,766,267	$144,247,763
CoStar Group, Inc. (a)	2,845,218	173,387,585
Endava PLC, ADR (a)	562,802	56,781,094
Equifax, Inc.	954,198	193,301,431
MSCI, Inc.	791,774	350,241,229
Thoughtworks Holding, Inc. (a)	3,724,999	64,479,733
Tyler Technologies, Inc. (a)	489,770	174,269,961
Verisk Analytics, Inc., “A”	1,659,724	290,318,922
		$1,447,027,718
Cable TV – 0.4%
Cable One, Inc.	39,546	$51,532,393
Computer Software – 11.3%
Autodesk, Inc. (a)	520,947	$108,226,739
Black Knight, Inc. (a)	2,771,264	188,196,538
Bumble, Inc., “A” (a)	1,527,325	43,528,762
Cadence Design Systems, Inc. (a)	2,679,224	411,877,106
CCC Intelligent Holdings, Inc. (a)	3,152,368	28,213,694
CCC Intelligent Holdings, Inc. (PIPE) (a)	452,972	4,054,099
Dun & Bradstreet Holdings, Inc. (a)	7,562,813	130,609,780
NICE Systems Ltd., ADR (a)	1,064,462	211,529,889
Paylocity Holding Corp. (a)	852,438	149,057,309
Qualtrics International, “A” (a)	813,396	11,550,223
Synopsys, Inc. (a)	729,455	232,842,036
Topicus.Com, Inc. (a)	226,496	11,931,398
Unity Software, Inc. (a)	164,499	6,575,025
		$1,538,192,598
Computer Software - Systems – 4.6%
Constellation Software, Inc.	120,515	$189,677,852
ServiceNow, Inc. (a)	293,812	137,348,296
SS&C Technologies Holdings, Inc.	1,145,362	73,291,714
TransUnion	2,512,221	218,085,905
		$618,403,767
Construction – 4.4%
AZEK Co., Inc. (a)	3,153,636	$66,447,110
Pool Corp.	588,237	234,483,033
SiteOne Landscape Supply, Inc. (a)	308,192	41,380,940
Vulcan Materials Co.	1,531,554	252,507,308
		$594,818,391

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.0%
Church & Dwight Co., Inc.	1,468,634	$132,265,178
Consumer Services – 1.5%
Bright Horizons Family Solutions, Inc. (a)	2,257,532	$204,419,523
Containers – 1.1%
Ball Corp.	2,065,838	$146,447,256
Electrical Equipment – 3.1%
AMETEK, Inc.	2,508,235	$304,675,305
Littlefuse, Inc.	453,314	122,485,443
		$427,160,748
Electronics – 5.7%
ASM International N.V.	366,900	$113,970,769
Entegris, Inc.	2,120,099	235,246,185
Monolithic Power Systems, Inc.	942,298	424,401,596
		$773,618,550
Energy - Independent – 0.3%
Chesapeake Energy Corp.	143,159	$13,940,823
Continental Resources, Inc.	218,235	14,855,257
Diamondback Energy, Inc.	100,139	15,223,131
		$44,019,211
Gaming & Lodging – 1.8%
Hyatt Hotels Corp. (a)	1,571,899	$138,940,152
Red Rock Resorts, Inc.	2,664,782	103,207,007
		$242,147,159
General Merchandise – 0.6%
Five Below, Inc. (a)	603,685	$78,835,224
Insurance – 2.5%
Arthur J. Gallagher & Co.	2,063,854	$334,220,517
Internet – 2.9%
Gartner, Inc. (a)	579,500	$152,060,800
IAC/InterActiveCorp (a)	887,143	75,673,298
Match Group, Inc. (a)	2,168,166	170,808,117
		$398,542,215
Leisure & Toys – 1.8%
Electronic Arts, Inc.	460,707	$63,877,026
Take-Two Interactive Software, Inc. (a)	1,412,197	175,860,892
		$239,737,918
Machinery & Tools – 1.4%
IDEX Corp.	1,011,553	$193,762,977
Medical & Health Technology & Services – 5.1%
Charles River Laboratories International, Inc. (a)	777,543	$182,007,265
Guardant Health, Inc. (a)	596,201	24,432,317
Henry Schein, Inc. (a)	1,595,312	136,622,520
ICON PLC (a)	1,149,611	257,271,446
IDEXX Laboratories, Inc. (a)	245,711	96,225,342
		$696,558,890

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 14.1%
Agilent Technologies, Inc.	1,623,717	$207,121,341
Align Technology, Inc. (a)	253,030	70,251,249
Bio-Techne Corp.	427,163	157,934,976
Bruker BioSciences Corp.	1,633,238	102,044,710
Envista Holdings Corp. (a)	5,334,481	229,596,062
Maravai Lifesciences Holdings, Inc., “A” (a)	3,261,893	101,607,967
Mettler-Toledo International, Inc. (a)	81,859	105,280,497
PerkinElmer, Inc.	2,791,376	417,785,246
STERIS PLC	1,546,544	352,921,341
West Pharmaceutical Services, Inc.	549,739	170,627,991
		$1,915,171,380
Other Banks & Diversified Financials – 0.6%
Altimeter Growth Corp. 2 (SPAC) (a)(h)	2,313,691	$22,743,583
Catalyst Partners Acquisition Corp. (SPAC Units) (a)	1,593,833	15,555,810
S&P Global, Inc.	108,229	37,823,890
		$76,123,283
Pharmaceuticals – 0.7%
Alnylam Pharmaceuticals, Inc. (a)	273,472	$34,402,777
Ascendis Pharma, ADR (a)	698,766	59,052,715
		$93,455,492
Pollution Control – 1.5%
Waste Connections, Inc.	1,625,201	$207,278,136
Printing & Publishing – 2.1%
Warner Music Group Corp.	2,057,755	$61,094,746
Wolters Kluwer N.V.	2,255,450	223,102,117
		$284,196,863
Railroad & Shipping – 0.4%
Canadian Pacific Railway Ltd.	777,892	$55,572,604
Real Estate – 1.8%
Extra Space Storage, Inc., REIT	1,368,076	$243,791,143
Restaurants – 2.3%
Chipotle Mexican Grill, Inc., “A” (a)	130,255	$182,689,150
Domino's Pizza, Inc.	340,008	123,480,706
		$306,169,856
Specialty Stores – 5.9%
Burlington Stores, Inc. (a)	648,405	$109,126,562
Lululemon Athletica, Inc. (a)	498,699	145,964,210
O'Reilly Automotive, Inc. (a)	318,571	202,983,884
Tractor Supply Co.	685,579	128,450,081
Ulta Beauty, Inc. (a)	512,350	216,775,285
		$803,300,022
Telecommunications - Wireless – 1.2%
SBA Communications Corp., REIT	497,285	$167,391,104
Total Common Stocks		$13,183,692,088

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 0.64% (v)	374,279,064	$374,279,064

Other Assets, Less Liabilities – 0.1%		9,793,888
Net Assets – 100.0%		$13,567,765,040
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $397,022,647 and $13,160,948,505, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
SPAC	Special Purpose Acquisition Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$11,793,469,969	$4,054,099	$—	$11,797,524,068
Canada	464,459,990	—	—	464,459,990
Netherlands	337,072,886	—	—	337,072,886
Ireland	257,271,446	—	—	257,271,446
Israel	211,529,889	—	—	211,529,889
Denmark	59,052,715	—	—	59,052,715
United Kingdom	56,781,094	—	—	56,781,094
Mutual Funds	374,279,064	—	—	374,279,064
Total	$13,553,917,053	$4,054,099	$—	$13,557,971,152
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/21	$5,135,763
Change in unrealized appreciation or depreciation	(216,487)
Transfers out of level 3	(4,919,276)
Balance as of 5/31/22	$—
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Altimeter Growth Corp. 2 (SPAC)	$19,863,502	$2,941,995	$—	$—	$(61,914)	$22,743,583
MFS Institutional Money Market Portfolio	192,794,084	2,676,363,754	2,494,878,774	—	—	374,279,064
	$212,657,586	$2,679,305,749	$2,494,878,774	$—	$(61,914)	$397,022,647
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Altimeter Growth Corp. 2 (SPAC)	$—	$—
MFS Institutional Money Market Portfolio	417,066	—
	$417,066	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.